Other Payables (Information) (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Employees	[1]	$ 353	$ 309
Current tax liabilities		215	170
Accrued expenses		88	91
Governmental (mainly in respect of royalties)		105	88
Income received in advance		21	17
Derivative instruments		13	7
Others		84	101
Other payables		$ 879	$ 783

[1]	Including post-employment liabilities in the amount of $22 million and $26 million as of December 31, 2023 and 2022, respectively. See note 16.